Leases (Details) - Schedule of unaudited total cash outflow for leases - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Unaudited Total Cash Outflow For Leases Abstract
Total cash outflow for leases	¥ 1,809	¥ 2,370